Trading Activities - Schedule of Effect of Trading Activities in Statements of Financial Condition (Detail)	Dec. 31, 2015 USD ($) Contracts	Dec. 31, 2014 USD ($) Contracts
Derivative [Line Items]
Net unrealized gain (loss) on open contracts	$ 240,259	$ 1,166,581
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Net unrealized gain (loss) on open contracts	(248,756)	1,293,243
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Derivative [Line Items]
Net unrealized gain (loss) on open contracts	(214,004)	2,744,445
Futures and Forward Contracts [Member]
Derivative [Line Items]
Net unrealized gain (loss) on open contracts	240,259	1,166,581
Futures and Forward Contracts [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Net unrealized gain (loss) on open contracts	(248,756)	1,293,243
Futures and Forward Contracts [Member] | Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Derivative [Line Items]
Net unrealized gain (loss) on open contracts	(214,004)	2,744,445
Futures and Forward Contracts [Member] | Commodity [Member]
Derivative [Line Items]
Net unrealized gain (loss) on open contracts	$ 261,185	$ 294,558
Average number of contracts outstanding (absolute quantity), Total | Contracts	353	375
Futures and Forward Contracts [Member] | Commodity [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Net unrealized gain (loss) on open contracts	$ (285,172)	$ 152,349
Average number of contracts outstanding (absolute quantity), Total | Contracts	699	848
Futures and Forward Contracts [Member] | Commodity [Member] | Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Derivative [Line Items]
Net unrealized gain (loss) on open contracts	$ (132,127)	$ 949,495
Average number of contracts outstanding (absolute quantity), Total | Contracts	914	787
Futures and Forward Contracts [Member] | Equity [Member]
Derivative [Line Items]
Net unrealized gain (loss) on open contracts	$ 27,701	$ 294,956
Average number of contracts outstanding (absolute quantity), Total | Contracts	227	351
Futures and Forward Contracts [Member] | Equity [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Net unrealized gain (loss) on open contracts	$ (13,465)	$ 4,149
Average number of contracts outstanding (absolute quantity), Total | Contracts	171	309
Futures and Forward Contracts [Member] | Equity [Member] | Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Derivative [Line Items]
Net unrealized gain (loss) on open contracts	$ (28,500)	$ 227,856
Average number of contracts outstanding (absolute quantity), Total | Contracts	265	386
Futures and Forward Contracts [Member] | Foreign Currency [Member]
Derivative [Line Items]
Net unrealized gain (loss) on open contracts	$ 135,700	$ 144,166
Average number of contracts outstanding (absolute quantity), Total | Contracts	430	594
Futures and Forward Contracts [Member] | Foreign Currency [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Net unrealized gain (loss) on open contracts	$ 51,848	$ 518,669
Average number of contracts outstanding (absolute quantity), Total | Contracts	289	429
Futures and Forward Contracts [Member] | Foreign Currency [Member] | Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Derivative [Line Items]
Net unrealized gain (loss) on open contracts	$ 249,061	$ 412,931
Average number of contracts outstanding (absolute quantity), Total | Contracts	411	451
Futures and Forward Contracts [Member] | Interest Rate [Member]
Derivative [Line Items]
Net unrealized gain (loss) on open contracts	$ (184,327)	$ 432,901
Average number of contracts outstanding (absolute quantity), Total | Contracts	1,454	1,443
Futures and Forward Contracts [Member] | Interest Rate [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Net unrealized gain (loss) on open contracts	$ (1,967)	$ 618,076
Average number of contracts outstanding (absolute quantity), Total | Contracts	565	977
Futures and Forward Contracts [Member] | Interest Rate [Member] | Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Derivative [Line Items]
Net unrealized gain (loss) on open contracts	$ (302,438)	$ 1,154,163
Average number of contracts outstanding (absolute quantity), Total | Contracts	1,074	1,386
Contracts Purchased [Member] | Futures and Forward Contracts [Member]
Derivative [Line Items]
Unrealized Gain	$ 321,932	$ 1,049,567
Unrealized Loss	(566,672)	(850,345)
Contracts Purchased [Member] | Futures and Forward Contracts [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Unrealized Gain	458,904	751,668
Unrealized Loss	(701,422)	(958,824)
Contracts Purchased [Member] | Futures and Forward Contracts [Member] | Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Derivative [Line Items]
Unrealized Gain	390,301	1,744,840
Unrealized Loss	(664,714)	(684,086)
Contracts Purchased [Member] | Futures and Forward Contracts [Member] | Commodity [Member]
Derivative [Line Items]
Unrealized Gain	23,111	14,752
Unrealized Loss	(7,019)	(347,794)
Contracts Purchased [Member] | Futures and Forward Contracts [Member] | Commodity [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Unrealized Gain	32,576	3,667
Unrealized Loss	(21,957)	(117,406)
Contracts Purchased [Member] | Futures and Forward Contracts [Member] | Commodity [Member] | Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Derivative [Line Items]
Unrealized Gain	93,236	25,195
Unrealized Loss	(66,483)	(292,447)
Contracts Purchased [Member] | Futures and Forward Contracts [Member] | Equity [Member]
Derivative [Line Items]
Unrealized Gain	94,982	418,583
Unrealized Loss	(45,323)	(89,028)
Contracts Purchased [Member] | Futures and Forward Contracts [Member] | Equity [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Unrealized Gain	21,570	53,954
Unrealized Loss	(34,818)	(46,233)
Contracts Purchased [Member] | Futures and Forward Contracts [Member] | Equity [Member] | Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Derivative [Line Items]
Unrealized Gain	61,760	328,936
Unrealized Loss	(69,913)	(67,856)
Contracts Purchased [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member]
Derivative [Line Items]
Unrealized Gain	66,500	49,527
Unrealized Loss	(194,105)	(281,674)
Contracts Purchased [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Unrealized Gain	358,965	68,076
Unrealized Loss	(594,408)	(785,527)
Contracts Purchased [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member] | Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Derivative [Line Items]
Unrealized Gain	131,653	214,420
Unrealized Loss	(116,752)	(312,688)
Contracts Purchased [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member]
Derivative [Line Items]
Unrealized Gain	137,339	566,705
Unrealized Loss	(320,225)	(131,849)
Contracts Purchased [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Unrealized Gain	45,793	625,971
Unrealized Loss	(50,239)	(9,658)
Contracts Purchased [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member] | Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Derivative [Line Items]
Unrealized Gain	103,652	1,176,289
Unrealized Loss	(411,566)	(11,095)
Contracts Sold [Member] | Futures and Forward Contracts [Member]
Derivative [Line Items]
Unrealized Gain	735,669	1,120,988
Unrealized Loss	(250,670)	(153,629)
Contracts Sold [Member] | Futures and Forward Contracts [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Unrealized Gain	1,075,393	1,657,678
Unrealized Loss	(1,081,631)	(157,279)
Contracts Sold [Member] | Futures and Forward Contracts [Member] | Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Derivative [Line Items]
Unrealized Gain	1,027,459	1,962,717
Unrealized Loss	(967,050)	(279,026)
Contracts Sold [Member] | Futures and Forward Contracts [Member] | Commodity [Member]
Derivative [Line Items]
Unrealized Gain	417,191	652,281
Unrealized Loss	(172,098)	(24,681)
Contracts Sold [Member] | Futures and Forward Contracts [Member] | Commodity [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Unrealized Gain	169,242	290,455
Unrealized Loss	(465,033)	(24,367)
Contracts Sold [Member] | Futures and Forward Contracts [Member] | Commodity [Member] | Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Derivative [Line Items]
Unrealized Gain	520,255	1,270,115
Unrealized Loss	(679,135)	(53,368)
Contracts Sold [Member] | Futures and Forward Contracts [Member] | Equity [Member]
Derivative [Line Items]
Unrealized Gain	26,130	1,100
Unrealized Loss	(48,088)	(35,699)
Contracts Sold [Member] | Futures and Forward Contracts [Member] | Equity [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Unrealized Gain	5,202	689
Unrealized Loss	(5,419)	(4,261)
Contracts Sold [Member] | Futures and Forward Contracts [Member] | Equity [Member] | Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Derivative [Line Items]
Unrealized Gain	6,641	17,113
Unrealized Loss	(26,988)	(50,337)
Contracts Sold [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member]
Derivative [Line Items]
Unrealized Gain	291,500	467,499
Unrealized Loss	(28,195)	(91,186)
Contracts Sold [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Unrealized Gain	879,335	1,356,424
Unrealized Loss	(592,044)	(120,304)
Contracts Sold [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member] | Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Derivative [Line Items]
Unrealized Gain	478,849	669,973
Unrealized Loss	(244,689)	(158,774)
Contracts Sold [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member]
Derivative [Line Items]
Unrealized Gain	848	108
Unrealized Loss	(2,289)	(2,063)
Contracts Sold [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Unrealized Gain	21,614	10,110
Unrealized Loss	(19,135)	(8,347)
Contracts Sold [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member] | Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Derivative [Line Items]
Unrealized Gain	21,714	5,516
Unrealized Loss	$ (16,238)	$ (16,547)